UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3632

DWS Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.5%
Alabama 0.3%
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	2,200,000	2,203,982
Arizona 3.8%
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011 (b)	65,000	67,278
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,068,160
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,245,580
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,399,560
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,299,671

Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,844,649
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,454,200

		29,379,098
Arkansas 0.0%
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	95,000	102,742
California 14.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	10,432,900
Series F-1, 5.25%, 4/1/2029	2,500,000	2,646,550
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	10,754,000
California, Electric Revenue, Department of Water Resources & Power Supply, Series A, Prerefunded, 5.875%, 5/1/2016	7,000,000	7,946,890
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	11,147,800
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,101,120
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,331,317
California, State Department Water Resources Center, Valley Project Revenue:
Series Y, Prerefunded, 5.25%, 12/1/2016 (b)	45,000	51,487
Series Y, 5.25%, 12/1/2016 (b)	2,955,000	3,258,981
California, State General Obligation, Various Purposes:
5.75%, 4/1/2027	5,000,000	5,294,250
6.0%, 4/1/2018	1,700,000	1,966,696
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,073,940
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	45,000	47,647
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019 (b)	6,340,000	6,890,692
Series A, 5.0%, 9/1/2020 (b)	5,915,000	6,392,459
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,439,760
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,172,110
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023 (b)	7,000,000	7,468,650
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,096,520
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	736,824
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,417,439
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	30,000	30,215
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,461,361

		110,159,608
Colorado 2.5%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021 (b)	7,000,000	7,664,090
Colorado, E-470 Public Highway Authority Revenue, Series C2, 5.0%, 9/1/2039 (b)	8,000,000	8,154,640
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, 9/1/2036	2,680,000	2,711,195
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,055
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	30,000	31,245
Series B-3, 6.55%, 5/1/2025	27,000	28,036
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,128,500

		19,787,761

Connecticut 0.5%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017 (b)	3,170,000	3,639,350
District of Columbia 0.5%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,247,572
Florida 3.5%
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	2,899,763
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021 (b)	4,260,000	5,045,118
Miami-Dade County, FL, Aviation Revenue, Series A, 5.75%, 10/1/2026	8,000,000	8,522,480
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019 (b)	3,000,000	3,080,520
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	160,000	161,091
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018 (b)	4,000,000	4,377,880
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,576,700
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	185,058

		26,848,610
Georgia 3.3%
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,108,860
Forsyth County, GA, School District General Obligation, Prerefunded, 6.0%, 2/1/2014	1,000,000	1,042,750
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,278,600
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,613,203
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,815,975
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,697,033
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,783,550
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
ETM, 6.2%, 10/1/2009	255,000	256,239
Prerefunded, 6.5%, 10/1/2013	800,000	819,984

		25,416,194
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,004,210
Hawaii 1.3%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	10,051,200
Illinois 7.9%
Belleville St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	20,000	20,228
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	1,180,960
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	10,035,818
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,798,250
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	505,000	545,365
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	62,820
5.15%, 1/1/2014	65,000	62,366
5.25%, 1/1/2010	55,000	55,047
5.25%, 1/1/2016	150,000	139,238
5.375%, 1/1/2011	60,000	59,904
5.5%, 1/1/2012	35,000	34,880
5.5%, 1/1/2019	255,000	225,481
5.75%, 1/1/2022	300,000	251,697

Illinois, Finance Authority Revenue, University of Chicago Medical Center:
Series E-1, 0.13% *, 8/1/2043, JPMorgan Chase Bank (a)	8,500,000	8,500,000
Series D-2, 0.14% *, 8/1/2043, Bank of America NA (a)	6,810,000	6,810,000
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018 (b)	2,000,000	2,194,100
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024 (b)	5,000,000	5,705,950
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,462,900
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,178,250
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,260,000	1,261,298
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	3,394,166
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	3,347,680
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,389,785
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,082,274

		60,798,457
Indiana 1.9%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017 (b)	1,250,000	1,251,300
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	2,470,000	2,644,431
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	8,904,480
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019 (b)	2,000,000	2,102,900

		14,903,111
Kansas 0.9%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,529,579
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	4,738,334

		7,267,913
Kentucky 0.3%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019 (b)	1,000,000	1,141,420
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, 5/1/2034	1,030,000	1,047,953

		2,189,373
Louisiana 1.0%
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,207,129
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,564,000	3,791,847
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (b)	935,000	937,674

		7,936,650
Maryland 0.8%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	270,000	275,956
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,738,600

		6,014,556
Massachusetts 0.5%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	390,000	410,015
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	88,148
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	310,000	311,767

Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,181,450
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,047
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	1,775,000	1,803,720

		3,805,147
Michigan 3.9%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	3,933,050
Detroit, MI, Core City General Obligation:
Series B, Prerefunded, 5.875%, 4/1/2013 (b)	2,410,000	2,511,798
Series B, Prerefunded, 5.875%, 4/1/2014 (b)	2,555,000	2,662,923
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027 (b)	10,000,000	11,626,500
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	1,841,160
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,274,302
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	65,000	67,720

		29,917,453
Minnesota 0.7%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,062,693
Mississippi 1.8%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	100,000	100,329
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,240,000	1,235,995
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,625,000	2,640,566
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	6,395,000	6,678,171
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,189,956

		13,845,017
Missouri 0.5%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpah Assisted Living, Series A, 5.25%, 12/20/2019	125,000	129,664
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,814,592
Springfield, MO, Law Enforcement Communication, Certificate of Participation, 5.5%, 6/1/2010	60,000	61,887

		4,006,143
Nebraska 0.2%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,802,700
Nevada 0.3%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,141,631

Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	25,000	25,216
Series C-1, 5.45%, 4/1/2010	5,000	5,046

		2,171,893
New Hampshire 0.1%
New Hampshire, Senior Care Revenue, Higher Educational & Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	425,000	425,421
New Jersey 2.2%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,297,487
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,599,310
Series W, 5.0%, 3/1/2019	3,000,000	3,301,530
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	152,351
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,450,170
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, ETM, 6.5%, 6/15/2011 (b)	85,000	93,626

		16,894,474
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, Series I-B-2, 5.65%, 9/1/2039	1,000,000	1,057,590
New York 6.0%
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	230,000	231,458
6.1%, 8/1/2041 (b)	1,000,000	1,067,300
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (b)	450,000	449,973
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,619,850
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.0%, 5/15/2010	250,000	250,875
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.26% *, 7/1/2031, Bank of America NA (a)	3,300,000	3,300,000
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,164,880
New York, Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.25%, 1/1/2010	60,000	61,294
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,036,700
New York, NY, General Obligation:
Series H-2, 0.17% *, 3/1/2034, Bank of New York (a)	1,000,000	1,000,000
Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,438,960
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,531,300
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, HSBC Bank PLC (a)	600,000	606,600

		46,759,190
North Carolina 0.4%
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,153,540
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,051,420

		3,204,960
North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,255,450
Ohio 3.2%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.125%, 6/1/2024	5,230,000	4,709,877

Series A-2, 5.375%, 6/1/2024	1,790,000	1,654,927
Cleveland, OH, Water Revenue, Series R, 0.22% *, 1/1/2033, BNP Paribas (a)	1,200,000	1,200,000
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services, 5.4%, 7/1/2010	750,000	748,425
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, 10/1/2041	1,895,000	1,959,468
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	680,000	681,006
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,238,279
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,313,486
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,677,495
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	6,022,377
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	867,723
5.35%, 7/20/2023	940,000	953,292

		25,026,355
Oklahoma 0.2%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,503,480
Oregon 0.8%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2027 (b)	6,535,000	6,250,139
Pennsylvania 3.7%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,564,382
Beaver County, PA, Industrial Development Authority, Health Care Revenue, Providence Project, Series C, 4.85%, 5/20/2010	230,000	232,967
Chester County, PA, Health & Education Facility, Immaculata College:
5.125%, 10/15/2009	230,000	229,896
5.3%, 10/15/2011	280,000	276,898
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014	4,200,000	4,212,936
Delaware County, PA, Housing Authority, Dunwood Village Project, Prerefunded, 6.125%, 4/1/2020	100,000	103,257
Delaware County, PA, Industrial Development Authority, Pollution Control Revenue, Exelon Generation Co., LLC, 0.14% *, 4/1/2021, Wachovia Bank NA (a)	4,015,000	4,015,000
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	800,104
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	30,000	32,072
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,120,490
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,094,910
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	40,000	42,164
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	805,088
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,268,445
Pennsylvania, State General Obligation, Series First, Prerefunded, 6.0%, 1/15/2013	5,500,000	5,670,720
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,649,444
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	90,000	91,979
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	595,000	620,240
Philadelphia, PA, School District General Obligation, Series C, Prerefunded, 5.875%, 3/1/2013 (b)	1,000,000	1,027,650

Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	590,000	592,743

		28,451,385
Puerto Rico 2.8%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (b)	5,000,000	5,086,250
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019 (b)	3,000,000	3,065,280
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,095,638
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.0%, 8/1/2039	3,000,000	3,070,860
Series A, 5.25%, 8/1/2027	1,965,000	2,002,925
Series A, 5.5%, 8/1/2028	5,000,000	5,185,450

		21,506,403
Rhode Island 0.7%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017 (b)	5,000,000	5,720,350
South Carolina 1.2%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	1,190,000	1,255,783
South Carolina, Water & Sewer Revenue, Grand Strand Water & Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	4,037,635
5.375%, 6/1/2016 (b)	3,900,000	4,250,142

		9,543,560
Tennessee 1.5%
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	55,000	55,378
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,792,289
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded, 5.5%, 11/1/2015 (b)	3,545,000	4,017,797
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,650,632

		11,516,096
Texas 21.0%
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, Series A, 5.8%, 1/1/2031 (b)	200,000	147,982
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014 (b)	5,145,000	5,708,686
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,674,933
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,465,854
5.0%, 2/15/2021	1,850,000	2,045,138
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,409,649
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,168,060
Houston, TX, Airport System Revenue, Series A, 5.25%, 7/1/2029	8,000,000	8,204,000
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026 (c)	8,000,000	8,581,360
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, 5/15/2034 (b)	2,285,000	2,391,572
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	8,986,065
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,143,240
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,731,850
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	370,000	374,684
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,226,140
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, 1/1/2038	4,900,000	5,145,833
Series A, 6.0%, 1/1/2022	7,000,000	7,432,530

Series L-2, 6.0%, 1/1/2038	6,000,000	6,411,180
Northern Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,754,313
Plano, TX, Independent School District, 5.25%, 2/15/2014	1,570,000	1,656,570
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,629,090
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (b)	3,000,000	3,490,530
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,115,900
Series A, 5.0%, 2/15/2020	5,385,000	5,522,964
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014 (b)	2,495,000	2,529,256
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	4,956,200
Texas, Municipal Power Agency Revenue:
ETM, Zero Coupon, 9/1/2014 (b)	40,000	35,590
Zero Coupon, 9/1/2014 (b)	1,760,000	1,463,070
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	5,751,794
5.5%, 8/1/2020	3,790,000	3,859,888
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	10,000,000	10,607,000
Texas, State Veterans' Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,511,040
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,106,302
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,374,409
Series A, 5.75%, 7/15/2013	3,000,000	3,049,980
Series B, 5.75%, 7/15/2014	3,555,000	3,614,226
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, 5.0%, 7/15/2017	3,000,000	3,296,550
Series A, 5.0%, 7/15/2020	3,150,000	3,520,094
Series B, 5.25%, 7/15/2021	3,000,000	3,363,450
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,018,500
Series A, Prerefunded, 6.25%, 11/15/2013 (b)	5,000,000	5,110,650

		162,586,122
Utah 0.7%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	765,000	792,662
Utah, Transit Authority, Sales Tax Revenue, Series B, 0.12% *, 6/15/2036, Fortis Bank SA (a)	5,000,000	5,000,000

		5,792,662
Virginia 0.2%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	560,000	561,372
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	1,185,000	1,318,704

		1,880,076
Washington 0.8%
Seattle, WA, Water System Revenue, 5.0%, 2/1/2020	3,870,000	4,362,999
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,132,730
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, Prerefunded, 5.85%, 7/1/2012 (b)	400,000	416,448

		5,912,177
West Virginia 0.4%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,324,875

Wisconsin 2.6%
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project:
Series A, 5.75%, 2/1/2012, US Bank NA (a)	185,000	187,594
Series A, 6.0%, 2/1/2017, US Bank NA (a)	405,000	408,438
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,803,600
Wisconsin, State General Obligation:
Series C, Prerefunded, 5.25%, 5/1/2016 (b)	7,705,000	8,491,064
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,330,520
Wisconsin, State Health & Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Series B, 5.375%, 8/15/2024 (c)	1,000,000	1,041,800

		20,263,016

	Total Municipal Bonds and Notes (Cost $739,741,335)	771,435,214
Municipal Inverse Floating Rate Notes (d) 3.6%
Indiana 1.5%
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022 (e)	10,000,000	11,636,200
Trust: Indiana, State Transportation, Series 1157, 144A, 19.15%, 12/1/2022, Leverage Factor at purchase date: 4 to 1
New York 0.7%
New York, State Dormitory Authority Personal Income Tax Revenues, Series A, 5.0%, 3/15/2019 (e)	5,000,000	5,593,600
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-1, 144A, 17.51%, 3/15/2019, Leverage Factor at purchase date: 4 to 1
Texas 1.4%
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022 (e)	10,000,000	10,952,850
Trust: Texas, State Transportation Commission Revenue, Series 2214, 144A, 18.05%, 4/1/2022, Leverage Factor at purchase date: 4 to 1

	Total Municipal Inverse Floating Rate Notes (Cost $26,690,489)	28,182,650
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $766,431,824) †	103.1	799,617,864
Other Assets and Liabilities, Net	(3.1)	(24,404,364)

Net Assets	100.0	775,213,500

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2009.

†

The cost for federal income tax purposes was $766,253,797. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $33,364,067. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,960,299 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,596,232.

(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	7.3
	Financial Guaranty Insurance Co.	8.6
	Financial Security Assurance, Inc.	12.1
	National Public Finance Guarantee Corp.	11.7
	Radian	0.5
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c)	When-issued security.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(e)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(f)	$ —	$ 799,617,864	$ —	$ 799,617,864
Total	$ —	$ 799,617,864	$ —	$ 799,617,864

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009